Contingencies	12 Months Ended
Nov. 30, 2020
Commitments and Contingencies Disclosure [Abstract]
Contingencies	Contingencies
Litigation

We are routinely involved in legal proceedings, claims, disputes, regulatory matters and governmental inspections or investigations arising in the ordinary course of or incidental to our business, including those noted below. Additionally, as a result of the impact of COVID-19, litigation claims, enforcement actions, regulatory actions and investigations, including, but not limited to, those arising from personal injury and loss of life, have been and may, in the future, be asserted against us. We expect many of these claims and actions, or any settlement of these claims and actions, to be covered by insurance and historically the maximum amount of our liability, net of any insurance recoverables, has been limited to our self-insurance retention levels.

We record provisions in the consolidated financial statements for pending litigation when we determine that an unfavorable outcome is probable and the amount of the loss can be reasonably estimated.

Legal proceedings and government investigations are subject to inherent uncertainties, and unfavorable rulings or other events could occur. Unfavorable resolutions could involve substantial monetary damages. In addition, in matters for which conduct remedies are sought, unfavorable resolutions could include an injunction or other order prohibiting us from selling one or more products at all or in particular ways, precluding particular business practices or requiring other remedies. An unfavorable outcome might result in a material adverse impact on our business, results of operations, financial position or liquidity.

As previously disclosed, on May 2, 2019, two lawsuits were filed against Carnival Corporation in the U.S. District Court for the Southern District of Florida under Title III of the Cuban Liberty and Democratic Solidarity Act, also known as the Helms-Burton Act, claiming ownership of commercial waterfront real property we own and use at the Havana docks and seeking damages, including treble damages. On July 9, 2020, the court granted our motion for judgment on the pleadings in the action filed by Javier Garcia Bengochea, and dismissed the plaintiff’s action with prejudice. On August 6, 2020, Bengochea filed a notice of appeal. On September 14, 2020, the court denied our motion to dismiss the amended action filed by Havana Docks Corporation. We filed an answer to the amended complaint on September 25, 2020. The plaintiff filed a second amended complaint on October 27, 2020, and we filed an answer on November 10, 2020. We continue to believe we have a meritorious defense to these actions and we believe that any liability which may arise as a result of these actions will not have a material impact on our consolidated financial statements.

Contingent Obligations – Indemnifications
Some of the debt contracts we enter into include indemnification provisions obligating us to make payments to the counterparty if certain events occur. These contingencies generally relate to changes in taxes or changes in laws which increase the lender’s costs. There are no stated or notional amounts included in the indemnification clauses, and we are not able to estimate the maximum potential amount of future payments, if any, under these indemnification clauses.

Other Contingencies

We have agreements with a number of credit card processors that transact customer deposits related to our cruise vacations. Certain of these agreements allow the credit card processors to request under certain circumstances that we provide a reserve fund in cash. Although the agreements vary, these requirements may generally be satisfied either through a withheld percentage of customer payments or providing cash funds directly to the card processor. As of November 30, 2020, we had $377 million of customer deposits withheld to satisfy these requirements. We expect the funds withheld under these agreements will be approximately $60 million per month up to a maximum of $600 million. Additionally, during 2020, we placed $166 million of cash collateral in escrow and provided $46 million in reserve funds, these amounts are included within other assets.

COVID-19 Actions

We have been named in a number of actions related to COVID-19. The following purported class actions have been brought by former guests from Ruby Princess, Diamond Princess, Grand Princess, Coral Princess, Costa Luminosa or Zaandam. These actions seek compensation based on a variety of tort claims, including, but not limited to, negligence and failure to warn, physical injuries and severe emotional distress associated with being exposed and/or contracting COVID-19 onboard. Below are material updates to the previously disclosed class actions and individual actions.

Previously Disclosed Class Actions
As previously disclosed, on April 7, 2020, Paul Turner, a former guest from Costa Luminosa, filed a purported class action against Costa Crociere, S.p.A. (“Costa”) and Costa Cruise Line, Inc. in the U.S. District Court of the Southern District of Florida. On September 10, 2020, the court granted Costa’s motion to dismiss based upon forum non conveniens, and directed that the action be filed in Italy. The plaintiff has appealed the order, and the appeal is pending in the Court of Appeals for the 11th Circuit.

As previously disclosed, on April 8, 2020, numerous former guests from Grand Princess filed a purported class action against Carnival Corporation and Carnival plc and two of our subsidiaries, Princess Cruise Lines, Ltd. (“Princess Cruises”) and Fairline Shipping International Corporation, Ltd. The plaintiffs ultimately removed Fairline Shipping from the case. On September 22, 2020, the court granted our motions to dismiss the plaintiffs’ second amended complaint in part. The court granted our motion to dismiss the plaintiffs’ negligence-based claims without prejudice and with leave to amend and granted our motion to dismiss the plaintiffs’ request for injunctive relief without prejudice. The court denied our motion to dismiss plaintiffs’ claims for intentional infliction of emotional distress. On October 2, 2020, the plaintiffs filed a third amended complaint. On October 20, 2020, the court denied plaintiffs’ motion for class certification, and the plaintiffs filed a petition for leave to appeal this ruling to the Ninth Circuit Court of Appeals on November 3, 2020. The petition for leave to appeal is pending. On November 25, 2020, the court granted in part and denied in part our motion to dismiss, allowing the negligence claims of those individual plaintiffs who claim to have contracted COVID-19 or to have experienced COVID-19 symptoms to proceed against Carnival Corporation, Carnival plc and Princess Cruises and dismissing the claims of those plaintiffs who did not allege contracting COVID-19 with prejudice. The court also dismissed the plaintiffs’ claims for injunctive relief with prejudice. On December 9, 2020, we filed an answer to the plaintiffs’ third amended complaint. On December 28, 2020, the parties filed a request for private mediation.

As previously disclosed, on May 27, 2020, Service Lamp Corporation Profit Sharing Plan filed a purported class action against Carnival Corporation, Arnold W. Donald and David Bernstein on behalf of all purchasers of Carnival Corporation securities between January 28 and May 1, 2020. As previously disclosed, on June 3, 2020, John P. Elmensdorp filed a purported class action against the same defendants, and included Micky Arison as a defendant. This action is on behalf of all purchasers of Carnival Corporation securities between September 26, 2019 and April 30, 2020. These actions allege that the defendants violated Sections 10(b) and 20(a) of the U.S. Securities and Exchange Act of 1934 by making misrepresentations and omissions related to Carnival Corporation’s COVID-19 knowledge and response, and seek to recover unspecified damages and equitable relief for the alleged misstatements and omissions. On July 21, 2020, Abraham Atachbarian filed a purported class action against the same defendants as the Elmensdorp action. The Atachbarian action is on behalf of all purchasers of Carnival Corporation options between January 27 and May 1, 2020 and allege the same set of factual theories presented in the class actions described above. These three cases have been consolidated with a new lead plaintiff, the New England Carpenters Pension and Guaranteed Annuity Fund and the Massachusetts Laborers’ Pension and Annuity Fund, and a consolidated class action complaint was filed on December 15, 2020, which also removed Micky Arison and David Bernstein as defendants. A motion to dismiss was filed on January 18, 2021.

As previously disclosed, on June 4, 2020, another group of former guests from Grand Princess filed a purported class action against Carnival Corporation, Carnival plc, and Princess Cruises in the U.S. District Court for the Central District of California, seeking compensation based on largely the same factual theories presented in the class action described above. The action asserts claims for negligence, gross negligence, negligent infliction of emotional distress and intentional infliction of emotional distress. On November 23, 2020, a motion to dismiss plaintiff’s amended action was filed and the briefing is now complete.

As previously disclosed, on June 4, 2020, numerous former guests from Ruby Princess filed a purported class action against Princess Cruises. Princess Cruises filed a motion to dismiss, in response to which the plaintiffs amended their action to remove their class action allegations and seek recovery on behalf of two guests who allege that they contracted COVID-19 while on Ruby Princess. Princess Cruises filed a motion to dismiss the amended complaint. On October 12, 2020, plaintiffs filed a second amended complaint, to which Princess Cruises filed an answer on October 26, 2020.

As previously disclosed, on June 24, 2020, Leonard C. Lindsay and Carl E.W. Zehner, former guests from Zaandam, filed a purported class action against Carnival Corporation, Carnival plc and Holland America Line N.V. On September 11, 2020, the plaintiffs filed an amended class action on behalf of all persons in the U.S. who were guests from Zaandam who embarked on March 8, 2020. Carnival Corporation, Carnival plc and Holland America Line N.V have filed a motion to dismiss on November 20, 2020. On December 11, 2020, plaintiffs filed their response, to which we filed our reply on December 24, 2020.

As previously disclosed, on July 13, 2020, Kathleen O’Neill, a former guest from Coral Princess filed a purported class action in the U.S. District Court for the Central District of California against Princess Cruises, Carnival Corporation, and Carnival plc. We have filed a motion to dismiss. This case is currently stayed and is pending resolution of the appeal by the plaintiffs in the Grand Princess class action of the court’s denial of the plaintiffs’ motion for class certification, Archer et al v. Carnival Corporation and plc et al.
As previously disclosed, on July 13, 2020, another group of former guests from Grand Princess filed a purported class action in the U.S. District Court for the Central District of California against Princess Cruises, Carnival Corporation and Carnival plc. On November 23, 2020, a motion to dismiss the plaintiff’s amended action was filed and the briefing is now complete.

As previously disclosed, on July 23, 2020, Susan Karpik, a former guest from Ruby Princess filed a purported class action against Carnival plc and Princess Cruises in the Federal Court of Australia On December 14, 2020, we filed an interlocutory appeal.

We believe that all the claims asserted in the above class actions are without merit and are taking proper actions to defend against them.

Individual Actions

Since March 9, 2020, more than 100 former U.S. guests who sailed onboard various vessels, including, but not limited to, Diamond Princess, Grand Princess, Ruby Princess, Coral Princess or Zaandam, filed individual actions against Princess Cruises and, in some actions, also against Carnival Corporation and/or Carnival plc, Costa and Holland America Line, including actions previously disclosed. Both the previously disclosed and newly filed actions include tort claims based on a variety of theories, including negligence and failure to warn. The plaintiffs in these actions allege a variety of injuries: some plaintiffs allege only emotional distress, while others allege injuries arising from testing positive for COVID-19. A smaller number of actions include wrongful death claims.

Previously Disclosed Individual Actions

Princess Cruises has filed motions to dismiss in all other matters in which a responsive pleading has been due. Several courts have granted the various motions to dismiss, with leave for the plaintiffs to amend.

As previously disclosed, between April 7 and July 7, 2020, former U.S. guests from Costa Luminosa filed individual actions against Costa in the U.S. District Court for the Southern District of Florida or the Circuit Court in and for the 11th Judicial Circuit in and for Miami-Dade County. These actions have been voluntarily dismissed with and without prejudice, respectively. The action brought in the U.S. District Court for the Southern District of Florida may be pursued in Italy.

As previously disclosed, on June 30, 2020, Kenneth and Nora Hook, former guests from Zaandam, filed an action against Holland America Line N.V. The court denied the plaintiff’s motion for an expedited trial date and Holland America’s motion to dismiss. The case is currently scheduled for a bench trial on November 15, 2021.

As previously disclosed, on July 16, 2020, Toyling Maa, individually and as personal representative of the estate of Wilson Maa, a former guest from Coral Princess, and the estate of Wilson Maa, filed an action in the U.S. District Court for the Central District of California against Carnival Corporation, Carnival plc and Princess Cruises seeking compensation for damages for Ms. Maa allegedly contracting COVID-19 and alleging wrongful death as a result of Mr. Maa contracting COVID-19. The action asserts claims for negligence. On September 21, 2020, the court denied the plaintiffs’ motion to remand and granted defendants’ motion to dismiss without prejudice and with leave to amend. On November 30, 2020, plaintiffs filed an amended complaint and the defendants filed a motion to dismiss on December 14, 2020.

As previously disclosed, on July 23, 2020, an action was filed on behalf of the estate of Carl Weidner, a former guest from Grand Princess, in the U.S. District Court for the Northern District of California against Carnival Corporation, Carnival plc and Princess Cruises seeking compensation based on a claim alleging wrongful death as a result of contracting COVID-19. The action asserts claims for negligence. The action also alleges that the forum selection clause in the guest’s ticket contract that specifies venue in the Central District of California is unenforceable. Carnival Corporation, Carnival plc and Princess Cruises filed a motion to dismiss and a motion to transfer venue to the Central District of California on October 5, 2020. On January 8, 2021, the court granted the motion to transfer the case to the Central District of California.

Newly Filed Individual Actions

Costa has been named in several individual actions filed in France, Italy and Brazil. These actions are in their preliminary stages and potential damages are not yet known. We believe, however, that the claims asserted in these actions are without merit and are taking proper actions to defend against them.

All the above individual actions seek monetary and punitive damages but do not specify exact amounts. We are taking proper actions to defend against them.

Governmental Inquiries and Investigations
Federal and non-U.S. governmental agencies and officials are investigating or otherwise seeking information, testimony and/or documents, regarding COVID-19 incidents and related matters. We are investigating these matters internally and are cooperating with all requests. The investigations could result in the imposition of civil and criminal penalties in the future.